Note 8 - Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2015	2014	2013
Numerator:
Net income	$12,407	$18,462	$20,929
Denominator:
Basic weighted-average shares outstanding	31,424	30,743	29,826
Effect of dilutive options and restricted stock	740	1,196	1,567
Diluted weighted-average shares outstanding	32,164	31,939	31,393

Net income per share - Basic	$0.39	$0.60	$0.70
Net income per share - Diluted	$0.39	$0.58	$0.67

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	December 31,
	2015	2014
Outstanding options	127	61
Nonvested shares of restricted stock units	714	19
Employee Stock Purchase Plan	255	50
Total	1,096	130